INVENTORY - Disclosure of detailed information about inventories (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Inventory [Abstract]
Finished goods	$ 100,613	$ 132,266
Raw materials and supplies	3,275,392	4,011,930
Inventory	$ 3,376,005	$ 4,144,196